Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	$ 1,038	$ 643
Other Comprehensive Income (Loss), Before Tax	(208)	393
Income Tax	(3)	2
Ending Balance	827	1,038
Defined Benefit Pension Plan [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	(7)	(4)
Other Comprehensive Income (Loss), Before Tax	6	(5)
Income Tax	(1)	2
Ending Balance	(2)	(7)
Foreign Currency Translation Adjustment [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	1,030	633
Other Comprehensive Income (Loss), Before Tax	(228)	397
Ending Balance	802	1,030
Private Equity Instruments [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	15	14
Other Comprehensive Income (Loss), Before Tax	14	1
Income Tax	(2)
Ending Balance	$ 27	$ 15